Marketable securities	9 Months Ended
Sep. 30, 2026
Marketable securities [Abstract]
Marketable securities
6.	Marketable securities

Marketable securities
$’000
Fair value
At January 1, 2026	34,457
Accrued interest	722
Interest received	(301)
Redemptions and disposals of marketable securities	(29,222)
Revaluation adjustment	(155)
At September 30, 2026	5,501

At September 30, 2026, the Group’s marketable securities mature within the next year.

The movement through other comprehensive income (“OCI”) for the three and nine months ended September 30, 2026, and September 30, 2025, is shown in the table below:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
	$’000	$’000	$’000	$’000
Revaluation adjustments	(34)	(3)	(155)	(31)
Movement of expected credit losses on assets measured at FVOCI	(4)	(30)	(12)	(24)
Movement on marketable securities through OCI	(38)	(33)	(167)	(55)